Shareholder Report, Holdings (Details)	Jan. 31, 2025
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corporation REMICS [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal National Mortgage Association REMICS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corporation Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.10%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FolioBeyond Enhanced Fixed Income Premium ETF | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
FolioBeyond Enhanced Fixed Income Premium ETF | FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares 0-5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares Mortgage Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares 7-10 Year Treasury Bond ETF, Expiration: 02/21/2025; Exercise Price: $88.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
FolioBeyond Enhanced Fixed Income Premium ETF | Ishares Trust-Ishares iboxx $ High Yield Corporate Bond Etf, Expiration: 02/21/2025; Exercise Price: $83.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares Mortgage Real Estate ETF, Expiration: 02/21/2025; Exercise Price: $24.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
FolioBeyond Enhanced Fixed Income Premium ETF | Ishares Trust-Ishares iboxx $ High Yield Corporate Bond Etf, Expiration: 02/21/2025; Exercise Price: $81.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares 7-10 Year Treasury Bond ETF, Expiration: 02/21/2025; Exercise Price: $90.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
FolioBeyond Enhanced Fixed Income Premium ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FolioBeyond Enhanced Fixed Income Premium ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
FolioBeyond Enhanced Fixed Income Premium ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
FolioBeyond Enhanced Fixed Income Premium ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)